CREDIT FROM BANKING INSTITUTIONS	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
CREDIT FROM BANKING INSTITUTIONS
NOTE 10	-	CREDIT FROM BANKING INSTITUTIONS

A.	Short term loans:

	US dollars
	December 31,
(in thousands)	2024	2023

Short-term loans - linked to the Mexican Pezo	114	138
Credit line utilized	-	217
	114	355

B.	Long term loan:

In August 2018, the Company signed on Loan Agreement (the “Loan agreement”) with commercial Israeli bank (the “Bank”) under which the Company has received an amount of approximately 296 million NIS (US$ 81.7 million) (the “Loan”) from the bank for a period of 5-years that bears an annual interest rate of prime rate (as of December 31, 2023, the prime rate was 6.25%) + 0.53%.

The company was required to maintain such covenants on a quarterly basis

During 2022 and 2023 and as of December 31, 2022, the Company was in compliance with the Loan Covenants.

During 2023, the Company repaid an amount of approximately US$ 11.7 million, representing the remaining balance of the loan.

C.	Lines of credit:

Unutilized short-term lines of credit of the Company as of December 31, 2024, aggregated to US$ 1.0 million.